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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-PX/A

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05898
                                  ----------------------------------------------


                           Invesco Prime Income Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               1555 Peachtree Street, N.E., Atlanta, Georgia 30309
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              John M. Zerr, Esquire
               11 Greenway Plaza, Suite 2500 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

                                    Copy to:

                            Stephen R. Rimes, Esquire
                             Invesco Advisers, Inc.
                          11 Greenway Plaza, Suite 2500
                                Houston, TX 77046

Registrant's telephone number, including area code:  (713) 626-1919
                                                   -----------------------------

Date of fiscal year end: 09/30
                         -----

Date of reporting period: 7/01/09 -- 06/30/10
                          -------------------

         Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (sec.sec.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. sec. 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05898
Reporting Period: 07/01/2009 - 06/30/2010
Invesco Prime Income Trust









========================== Invesco Prime Income Trust ==========================

WELLMAN HOLDINGS, INC.

Ticker:       WLM            Security ID:  949700108
Meeting Date: DEC 9, 2009    Meeting Type: Annual
Record Date:  OCT 15, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
----- --------------------------------------- --------- ------------ ----------
1.1   Elect Director Mark J. Ruday            For       For          Management
2     Elect Director Charles Macaluso         For       For          Management
3     Elect Director Duncan H. Cocroft        For       For          Management
4     Elect Director Kenneth A. Ghazey        For       For          Management
5     Elect Director James D. Jackson         For       For          Management
6     Director Linda Koffenberger             For       For          Management

--------------------------------------------------------------------------------

WELLMAN HOLDINGS, INC.

Ticker:       WLM            Security ID:  949700AA6
Meeting Date: DEC 9, 2009    Meeting Type: Annual
Record Date:  OCT 15, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
----- --------------------------------------- --------- ------------ ----------
1     Elect Director Charles Macaluso         For       For          Management
2     Elect Director Duncan H. Cocroft        For       For          Management
3     Elect Director Kenneth A. Ghazey        For       For          Management
4     Elect Director James D. Jackson         For       For          Management
5     Elect Director Linda Koffenberger       For       For          Management
6     Elect Director Ari M. Chaney            For       For          Management

========== END NPX REPORT

                                   SIGNATURES


         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                    INVESCO PRIME INCOME TRUST
            --------------------------------------------------------------------


By (Signature and Title)*  /s/ Philip A. Taylor
                         -------------------------------------------------------
                                Philip A. Taylor
                           Principal Executive Officer

Date              August 26, 2010
    ----------------------------------------------------------------------------

* Please print the name and title of the signing officer below the signature.